Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Work in progress	$ 10	$ 0
Finished goods and goods for resale	927,642	1,191,047
Provision for impairment	(121,951)	(111,686)
Total	$ 805,701	$ 1,079,361